Notes to the Assets of the Balance Sheet - Summary of maturity analysis of lease liabilities explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis of Lease Liabilities [Line Items]
Carrying Amount Liabilities	€ 49,267
Total Contractual Cash Flows	40,783	€ 40,783
Up to One Year [member]
Disclosure Of Maturity Analysis of Lease Liabilities [Line Items]
Carrying Amount Liabilities	3,515
Between One and Five Years [member]
Disclosure Of Maturity Analysis of Lease Liabilities [Line Items]
Carrying Amount Liabilities	13,460
More than Five Years [member]
Disclosure Of Maturity Analysis of Lease Liabilities [Line Items]
Carrying Amount Liabilities	€ 33,883